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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Three Zero Three Capital Partners, LLC
                 ---------------------------------------
   Address:      318 W. Adams
                 ---------------------------------------
                 10th Floor
                 ---------------------------------------
                 Chicago, IL 60606
                 ---------------------------------------

Form 13F File Number: 28-13865
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Dorenbos
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-432-6551
         -------------------------------

Signature, Place, and Date of Signing:

        /S/ Peter Dorenbos            Chicago, ILLinois   April 9, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

The following managers (KCM Management LLC, Equity Volatility Trading LLC, Moray Capital Management LLC, MMJ Capital Management LLC) currently included under Three Zero Three Capital Partner's filing no longer meet the 100 million threshold requirement, and therefore, are no longer required to file. Future filings by Three Zero Three Capital Partners will not include these other managers.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

                                     Page 1
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 62
                                        --------------------

Form 13F Information Table Value Total: $5,126
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                     Page 2
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                           FORM 13F INFORMATION TABLE

                                                                                                   Investment  Other     Voting
Quarter         Name Of Issuer         Title Of Class    Cusip    Value  Amount  SH_PRN  PUT_CALL  Discretion  Managers  Authority
2013q1   BARRICK GOLD CORP             CALL            067901108      1      50  SH      CALL      OTHER                        50
2013q1   CADENCE PHARMACEUTICALS INC   CALL            12738T100     51     110  SH      CALL      OTHER                       110
2013q1   CBS CORP NEW                  CALL            124857202     46     527  SH      CALL      OTHER                       527
2013q1   CBS CORP NEW                  PUT             124857202     14     332  SH      PUT       OTHER                       332
2013q1   CITIGROUP INC                 COM NEW         172967424     22     500  SH                OTHER                       500
2013q1   CONTINENTAL RESOURCES INC     COM             212015101    209   2,400  SH                OTHER                     2,400
2013q1   CONTINENTAL RESOURCES INC     CALL            212015101      1      47  SH      CALL      OTHER                        47
2013q1   CONTINENTAL RESOURCES INC     PUT             212015101     10      24  SH      PUT       OTHER                        24
2013q1   CSX CORP                      CALL            126408103      6     100  SH      CALL      OTHER                       100
2013q1   DOLLAR GEN CORP NEW           COM             256677105     35     700  SH                OTHER                       700
2013q1   DOLLAR GEN CORP NEW           CALL            256677105      1      50  SH      CALL      OTHER                        50
2013q1   DOLLAR GEN CORP NEW           PUT             256677105      1      50  SH      PUT       OTHER                        50
2013q1   DOLLAR TREE INC               COM             256746108    751  15,500  SH                OTHER                    15,500
2013q1   DOLLAR TREE INC               PUT             256746108     24     155  SH      PUT       OTHER                       155
2013q1   FACEBOOK INC                  CL A            30303M102     13     500  SH                OTHER                       500
2013q1   FACEBOOK INC                  CL A            30303M102    801  31,300  SH                OTHER                    31,300
2013q1   FACEBOOK INC                  CALL            30303M102      6     525  SH      CALL      OTHER                       525
2013q1   FACEBOOK INC                  PUT             30303M102     68     490  SH      PUT       OTHER                       490
2013q1   FIRST NIAGARA FINL GP INC     COM             33582V108    177  20,000  SH                OTHER                    20,000
2013q1   FIRST NIAGARA FINL GP INC     PUT             33582V108     26     200  SH      PUT       OTHER                       200
2013q1   INTEL CORP                    COM             458140100    288  13,200  SH                OTHER                    13,200
2013q1   INTEL CORP                    CALL            458140100      1      10  SH      CALL      OTHER                        10
2013q1   INTEL CORP                    PUT             458140100     29     132  SH      PUT       OTHER                       132
2013q1   INVESCO MORTGAGE CAPITAL INC  COM             46131B100     11     500  SH                OTHER                       500
2013q1   JAMBA INC                     COM             47023A101     34  12,000  SH                OTHER                    12,000
2013q1   KANSAS CITY SOUTHERN          COM NEW         485170302    543   4,900  SH                OTHER                     4,900
2013q1   KANSAS CITY SOUTHERN          CALL            485170302      6      80  SH      CALL      OTHER                        80
2013q1   KANSAS CITY SOUTHERN          PUT             485170302      2      50  SH      PUT       OTHER                        50
2013q1   KAPSTONE PAPER & PACKAGING C  COM             48562P103     14     500  SH                OTHER                       500
2013q1   LEUCADIA NATL CORP            COM             527288104     12     420  SH                OTHER                       420

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
2013q1   MFA FINANCIAL INC             COM             55272X102     37   4,000  SH                OTHER                     4,000
2013q1   MODUSLINK GLOBAL SOLUTIONS I  COM             60786L107     16   4,900  SH                OTHER                     4,900
2013q1   NAVISTAR INTL CORP NEW        COM             63934E108     97   2,800  SH                OTHER                     2,800
2013q1   NAVISTAR INTL CORP NEW        CALL            63934E108      1      60  SH      CALL      OTHER                        60
2013q1   NAVISTAR INTL CORP NEW        PUT             63934E108      4     140  SH      PUT       OTHER                       140
2013q1   OCCIDENTAL PETE CORP DEL      COM             674599105    309   3,940  SH                OTHER                     3,940
2013q1   OCCIDENTAL PETE CORP DEL      PUT             674599105     17      40  SH      PUT       OTHER                        40
2013q1   PEERLESS SYS CORP             COM             705536100    153  43,800  SH                OTHER                    43,800
2013q1   REGIONS FINL CORP NEW         CALL            7591EP100     15     680  SH      CALL      OTHER                       680
2013q1   SANDRIDGE ENERGY INC          COM             80007P307      7   1,400  SH                OTHER                     1,400
2013q1   SANDRIDGE ENERGY INC          PUT             80007P307      1      14  SH      PUT       OTHER                        14
2013q1   SEADRILL LIMITED              CALL            G7945E105     13     222  SH      CALL      OTHER                       222
2013q1   SEADRILL LIMITED              PUT             G7945E105      4      84  SH      PUT       OTHER                        84
2013q1   SMUCKER J M CO                CALL            832696405      4      51  SH      CALL      OTHER                        51
2013q1   SPDR S&P 500 ETF TR           TR UNIT         78462F103     23     149  SH                OTHER                       149
2013q1   SPDR S&P 500 ETF TR           TR UNIT         78462F103    572   3,655  SH                OTHER                     3,655
2013q1   SPDR S&P 500 ETF TR           PUT             78462F103     11     300  SH      PUT       OTHER                       300
2013q1   SPDR S&P 500 ETF TR           PUT             78462F103      2      43  SH      PUT       OTHER                        43
2013q1   SPDR SERIES TRUST             S&P RETAIL ETF  78464A714    317   4,500  SH                OTHER                     4,500
2013q1   SPDR SERIES TRUST             PUT             78464A714      2      50  SH      PUT       OTHER                        50
2013q1   SUNTRUST BKS INC              CALL            867914103      3      25  SH      CALL      OTHER                        25
2013q1   SUNTRUST BKS INC              PUT             867914103      1      25  SH      PUT       OTHER                        25
2013q1   TD AMERITRADE HLDG CORP       COM             87236Y108     43   2,100  SH                OTHER                     2,100
2013q1   TD AMERITRADE HLDG CORP       PUT             87236Y108      1      50  SH      PUT       OTHER                        50
2013q1   TRANSOCEAN LTD                REG SHS         H8817H100    120   2,300  SH                OTHER                     2,300
2013q1   TRANSOCEAN LTD                PUT             H8817H100      1      23  SH      PUT       OTHER                        23
2013q1   UNITED CONTL HLDGS INC        CALL            910047109      7      50  SH      CALL      OTHER                        50
2013q1   UNITED PARCEL SERVICE INC     CALL            911312106     50     200  SH      CALL      OTHER                       200
2013q1   VERIZON COMMUNICATIONS INC    CALL            92343V104      1     390  SH      CALL      OTHER                       390
2013q1   VRINGO INC                    COM             92911N104     84  26,600  SH                OTHER                    26,600
2013q1   VRINGO INC                    CALL            92911N104      6     120  SH      CALL      OTHER                       120
2013q1   VRINGO INC                    PUT             92911N104      1      99  SH      PUT       OTHER                        99